Fees Summary	Dec. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 362,813,500.00
Previously Paid Amount	0.00
Total Fee Amount	50,104.54
Total Offset Amount	0.00
Net Fee	$ 50,104.54